CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed consolidating statements of cash flows
Net cash (used in) provided by operating activities	$ 734		$ 860		$ 432
Investing Activities:
Capital expenditures	(471)		(412)		(330)
Cash received from unconsolidated affiliates	71		82		32
Investment in unconsolidated affiliates	(104)		(127)		(26)
Proceeds from settlements treated as reimbursement of capital expenditures					3
Acquisition of businesses, net of cash acquired	(66)		(18)		(34)
Cash assumed in connection with the initial consolidation of a variable interest entity					28
Proceeds from sale of businesses/assets	2		6		48
Increase in receivable from affiliate	(48)		(108)		(57)
Other, net	2		(1)		(1)
Net cash used in investing activities	(614)		(578)		(337)
Financing Activities:
Net repayments under revolving loan facilities	(4)		(15)		(2)
Net borrowings on overdraft facilities	(9)		2		9
Repayments of short-term debt	(18)		(53)		(187)
Borrowings on short-term debt	15				162
Repayments of long-term debt	(840)		(694)		(408)
Proceeds from issuance of long-term debt	979		405		98
Repayments of notes payable to affiliate			(139)		(105)
Proceeds from notes payable to affiliate	177		299		105
Repayments of notes payable	(40)		(37)		(34)
Borrowings on notes payable	35		34		35
Debt issuance costs paid	(11)		(11)		(7)
Call premiums related to early extinguishment of debt	(4)		(2)		(6)
Dividends paid to parent	(96)		(96)		(79)
Dividends paid to noncontrolling interest					(9)
Excess tax benefit related to stock-based compensation	1		4		10
Other, net	3		(3)
Net cash provided by (used in) financing activities	188		(306)		(418)
Effect of exchange rate changes on cash	(3)		3		(7)
Increase (decrease) in cash and cash equivalents	305		(21)		(330)
Cash and cash equivalents at beginning of period	210	[1]	231		561
Cash and cash equivalents at end of period	515	[1]	210	[1]	231
Reportable legal entities | Parent Company
Condensed consolidating statements of cash flows
Net cash (used in) provided by operating activities	113		85		304
Investing Activities:
Capital expenditures	(52)		(23)		(21)
Investment in affiliate	68		225		(56)
Investment in unconsolidated affiliates			(3)
Acquisition of businesses, net of cash acquired	(66)
Increase in receivable from affiliate	(48)		(108)		(57)
Other, net	(2)
Net cash used in investing activities	(100)		91		(134)
Financing Activities:
Repayments of long-term debt	(761)		(625)		(305)
Proceeds from issuance of long-term debt	978		400
Repayments of notes payable to affiliate			(139)		(105)
Proceeds from notes payable to affiliate	177		299		105
Repayments of notes payable	(33)		(33)		(32)
Borrowings on notes payable	33		33		33
Debt issuance costs paid	(11)		(11)		(7)
Call premiums related to early extinguishment of debt	(4)		(2)		(6)
Dividends paid to parent	(96)		(96)		(79)
Excess tax benefit related to stock-based compensation	1		4		10
Other, net	4		(3)
Net cash provided by (used in) financing activities	288		(173)		(386)
Increase (decrease) in cash and cash equivalents	301		3		(216)
Cash and cash equivalents at beginning of period	7		4		220
Cash and cash equivalents at end of period	308		7		4
Reportable legal entities | Guarantors
Condensed consolidating statements of cash flows
Net cash (used in) provided by operating activities	167		269		99
Investing Activities:
Capital expenditures	(134)		(111)		(70)
Cash received from unconsolidated affiliates	71		80		30
Investment in affiliate	(11)		(62)		(16)
Investment in unconsolidated affiliates	(60)		(100)		(26)
Proceeds from sale of businesses/assets					8
Other, net			1
Net cash used in investing activities	(134)		(192)		(74)
Financing Activities:
Contribution from parent	11		14		(32)
Distribution to parent	(44)		(87)
Dividends paid to parent	(2)		(2)		(2)
Net cash provided by (used in) financing activities	(35)		(75)		(34)
Increase (decrease) in cash and cash equivalents	(2)		2		(9)
Cash and cash equivalents at beginning of period	2				9
Cash and cash equivalents at end of period			2
Reportable legal entities | Nonguarantors
Condensed consolidating statements of cash flows
Net cash (used in) provided by operating activities	456		508		34
Investing Activities:
Capital expenditures	(285)		(278)		(239)
Cash received from unconsolidated affiliates			2		2
Investment in affiliate			48
Investment in unconsolidated affiliates	(44)		(24)
Proceeds from settlements treated as reimbursement of capital expenditures					3
Acquisition of businesses, net of cash acquired			(18)		(34)
Cash assumed in connection with the initial consolidation of a variable interest entity					28
Proceeds from sale of businesses/assets	2		6		40
Other, net	4		(1)		(4)
Net cash used in investing activities	(323)		(265)		(204)
Financing Activities:
Net repayments under revolving loan facilities	(4)		(15)		(2)
Net borrowings on overdraft facilities	(9)		2		9
Repayments of short-term debt	(18)		(53)		(187)
Borrowings on short-term debt	15				162
Repayments of long-term debt	(79)		(69)		(103)
Proceeds from issuance of long-term debt	1		5		98
Repayments of notes payable	(7)		(4)		(2)
Borrowings on notes payable	2		1		2
Contribution from parent	(24)				104
Distribution to parent			(138)
Dividends paid to parent			(1)
Dividends paid to noncontrolling interest					(9)
Other, net	(1)
Net cash provided by (used in) financing activities	(124)		(272)		72
Effect of exchange rate changes on cash	(3)		3		(7)
Increase (decrease) in cash and cash equivalents	6		(26)		(105)
Cash and cash equivalents at beginning of period	201		227		332
Cash and cash equivalents at end of period	207		201		227
Eliminations
Condensed consolidating statements of cash flows
Net cash (used in) provided by operating activities	(2)		(2)		(5)
Investing Activities:
Investment in affiliate	(57)		(211)		72
Other, net			(1)		3
Net cash used in investing activities	(57)		(212)		75
Financing Activities:
Contribution from parent	13		(14)		(72)
Distribution to parent	44		225
Dividends paid to parent	2		3		2
Net cash provided by (used in) financing activities	$ 59		$ 214		$ (70)

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."